Revenue (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of disaggregated revenue

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
SaaS subscription services	$85,068	$64,361
Professional services	4,531	3,319
Software licenses and other	186	—
Instructor led training	45,053	—
Total net revenues	$134,838	$67,680

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Revenue:
United States	$83,315	$51,144
Other Americas	8,556	3,383
Europe, Middle East and Africa	38,026	9,528
Asia-Pacific	4,941	3,625
Total net revenues	$134,838	$67,680

Schedule of deferred revenue

Deferred revenue activity for the three months ended April 30, 2022 was as follows (in thousands):

Deferred revenue at January 31, 2022 (Successor)	$260,949
Billings deferred	94,001
Recognition of prior deferred revenue	(134,838)
Acquisition of Codecademy	18,396
Deferred revenue at April 30, 2022 (Successor)	$238,508

Schedule of deferred contract acquisition costs

Deferred contract acquisition cost activity for the three months ended April 30, 2022 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2022 (Successor)	$13,248
Contract acquisition costs	4,258
Recognition of contract acquisition costs	(3,726)
Deferred contract acquisition costs at April 30, 2022 (Successor)	$13,780